Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited Consolidated Financial Statements of the Company have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Accordingly, they do not include all information and footnotes required by U.S. generally accepted accounting principles (“GAAP”) for complete financial statements. In the opinion of management, all adjustments and disclosures necessary to fairly present the interim financial information set forth herein have been included.

References to “$” refers to United States currency.

Going concern

The Consolidated Financial Statements of the Company have been prepared on a "going concern" basis, which means that the continuation of the Company is presumed even though events and conditions exist that, when considered in the aggregate, raise substantial doubt about the Company's ability to continue as a going concern because it is probable that, without additional capital injections, the Company will be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.

On March 10, 2015, the Company filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Code with the United States Bankruptcy Court for the District of Delaware (the "Bankruptcy Court") in an effort to recapitalize the Company's balance sheet by reducing its debt balances while concurrently providing additional liquidity. The Company continued to operate and produce gold and silver at its Hycroft Mine during the bankruptcy process. However, on July 8, 2015, the Company announced that it had suspended mining operations to maximize cash flow and minimize spending through the remainder of the Chapter 11 process. Effective October 22, 2015, the Company completed its financial restructuring process and emerged from bankruptcy.

From July 2015 through December 31, 2016, the Company produced gold and silver from its leach pads, actively running its processing facilities. The operation went into a care and maintenance mode as of January 1, 2017 when the Company stopped adding lime to the leach pads and wrote-down the remaining gold and silver on the leach pads to $0 due to the inability to economically recover the metal. As a result of going into care and maintenance, gold and silver production became a byproduct of maintaining the Hycroft Mine.

During the 2019 second quarter, the Company restarted open pit mining at the Hycroft Mine, and, during the 2019 third quarter, produced and sold gold and silver. However, based on the financial results since the restart of mining operations, the significant debt burden and the need for additional cash to expand the operations, the Company believes its operations cannot currently generate enough cash to make scheduled principal and interest payments required by its debt obligations and/or cover operating and general and administrative costs necessary to operate the Company. These conditions raise substantial doubt about the Company's ability to continue as a going concern, since the Company is reliant on receiving future cash flows from financing activities to meet its obligations.

The ability to continue as a going concern is contingent upon the Company's ability to expand mining operations to an economic level and to refinance its existing debt obligations, which the MUDS transaction is designed to support. During August 2019, M3 Engineering and Technology Corp. in association with SRK Consulting US and the Company completed a feasibility study (the "2019 Hycroft Technical Report"). The 2019 Hycroft Technical Report projects the economic viability and potential future cash flows for the Hycroft Mine when mining operations expand.

As part of the 2019 restart of mining operations, existing equipment was re-commissioned, including haul trucks, shovels and a loader, upgrades were made to the crushing system and new leach pad space was added to the existing leach pads. The 2019 restart of mining operations through March 31, 2020 was funded by the issuance of $97.0 million in Senior Secured Notes due June 30, 2020 (the "1.25 Lien Notes"), discussed below. The Company plans to refinance its existing debt obligations and obtain the funds necessary to expand its mining operations with the proceeds from the MUDS transaction. The MUDS transaction is subject to customary and other closing conditions, including receipt of approvals from MUDS and Hycroft stockholders. Both the MUDS and the Hycroft stockholders' meetings will be held on May 29, 2020.

These Consolidated Financial Statements do not include any adjustments related to the recoverability and classification of recorded assets or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

Use of estimates

The preparation of the Company’s Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these Consolidated Financial Statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to recoverable gold and silver on the leach pads and in-process inventories; the useful lives of long-lived assets; probabilities of future expansion projects; environmental reclamation and closure costs; deferred taxes and related valuation allowances; and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these Consolidated Financial Statements, and such differences could be material.

Principles of consolidation

The Consolidated Financial Statements include the accounts of Hycroft Mining Corporation and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Cash

Cash and cash equivalents have historically consisted of cash balances and highly liquid investments with an original maturity of three months or less. The Company has not experienced any losses on cash balances and believes that no significant risk of loss exists with respect to its cash. As of March 31, 2020 and December 31, 2019, the Company held no cash equivalents. Restricted cash is excluded from cash and is listed separately on the consolidated balance sheets. See Note 5 – Restricted Cash for additional information.

Ore on leach pads and inventories

The Company’s production-related inventories include: ore on leach pads; in-process inventories; and doré finished goods. Production-related inventories are carried at the lower of average cost or net realizable value. Cost includes mining (ore and waste); processing; refining costs incurred during production stages, and mine site overhead and depreciation and amortization relating to mining and processing operations. Net realizable value represents the estimated future sales price of production-related inventory quantities computed using the London Bullion Market Association’s (“LBMA”) quoted period-end metal prices, less any further estimated processing, refining, and selling costs.

The recovery of gold and silver at the Hycroft Mine is accomplished through a heap leaching process, the nature of which limits the Company’s ability to precisely determine the recoverable gold ounces in ore on leach pads. The Company estimates the quantity of recoverable gold ounces in ore on leach pads using surveyed volumes of material, ore grades determined through sampling and assaying of blastholes, crushed ore sampling, solution sampling, and estimated recovery percentages based on ore type and domain. The estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore gold contents to the actual gold ounces recovered (metallurgical balancing). Changes in recovery rate estimates from metallurgical balancing that do not result in write-downs are accounted for on a prospective basis. If a write-down is required, production-related inventories would be adjusted to net realizable value and recorded as a component of Cost of sales in the consolidated statements of operations. See Note 3 – Inventories for additional information.

Ore on leach pads

Ore on leach pads represents ore that is being treated with a chemical solution to dissolve the contained gold. Costs are added to ore on leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. As gold-bearing materials are further processed, costs are transferred from ore on leach pads at an average cost per estimated recoverable ounce of gold to in-process inventories.

In-process inventories

In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe or carbon in column processing method. As gold ounces are recovered using the Merrill-Crowe process, costs are transferred from in-process inventories at an average cost per ounce of gold to doré finished goods inventory. In-process inventories are valued at the average cost of the material fed into the process, plus the in-process conversion costs, including applicable depreciation and amortization relating to the process facilities incurred to that point in the process.

Precious metals inventory

Precious metals inventory consists of doré containing both gold and silver. While operations are actively producing gold and silver, and as the Company sells its in-process inventories, costs are recognized in Production costs in the consolidated statements of operations at an average cost per gold ounce sold.

Materials and supplies

Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.

Fair value measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements, defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis;

Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain financial instruments, including cash, prepaids and other, accounts payable, and other liabilities are carried at cost, which approximates their fair value due to the short-term nature of these instruments.

Plant, equipment, and mine development

Expenditures for new facilities and equipment, and expenditures that extend the useful lives or increase the capacity of existing facilities or equipment are capitalized and recorded at cost. Such costs are depreciated using either the straight-line method over the estimated productive lives of such assets or using the units-of-production method (when actively operating) at rates sufficient to depreciate such costs over the estimated proven and probable reserves as gold ounces are recovered. See Note 6 – Plant, Equipment, and Mine Development, Net for additional information.

Mine development

Mine development costs include the cost of engineering and metallurgical studies, drilling and assaying costs to delineate an ore body, environmental costs and the building of infrastructure. Additionally, interest is capitalized to mine development until such assets are ready for their intended use. Any of the above costs incurred before mineralization is classified as proven and probable reserves are expensed. During the second half of 2019, the Company established proven and probable mineral reserves.

Drilling, engineering, metallurgical, and other related costs are capitalized for an ore body where proven and probable reserves exist and the activities are directed at obtaining additional information on the ore body, converting non-reserve mineralization to proven and probable mineral reserves, infrastructure planning, or supporting the environmental impact statement. All other drilling costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to inventory costs to be included as a component of Total cost of sales on the consolidated statements of operations.

Mine development costs are amortized using the units-of-production method based upon estimated recoverable ounces in proven and probable mineral reserves. To the extent such capitalized costs benefit an entire ore body, they are amortized over the estimated life of that ore body. Capitalized costs that benefit specific ore blocks or areas are amortized over the estimated life of that specific ore block or area. Recoverable ounces are determined by the Company based upon its proven and probable mineral reserves and estimated metal recoveries associated with those mineral reserves.

Impairment of long-lived assets

The Company’s long-lived assets consist of plant, equipment and mine development. The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Events that may trigger a test for recoverability include, but are not limited to, significant adverse changes to projected revenues, costs, or future expansion plans or changes to federal and state regulations (with which the Company must comply) that may adversely impact the Company’s current or future operations. An impairment is determined to exist if the total projected future cash flows on an undiscounted basis are less than the carrying amount of a long-lived asset group. An impairment loss is measured and recorded based on the excess carrying value of the impaired long-lived asset group over fair value.

To determine fair value, the Company uses a discounted cash flow model based on quantities of estimated recoverable minerals and incorporates projections and probabilities involving metal prices (considering current and historical prices, price trends, and related factors), production levels, operating and production costs, and the timing and capital costs of expansion and sustaining projects, all of which are based on life-of-mine plans. The term “recoverable minerals” refers to the estimated amount of gold and silver that will be sold after taking into account losses during ore processing and treatment. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. The Company’s estimates of future cash flows are based on numerous assumptions, which are consistent or reasonable in relation to internal budgets and projections, and actual future cash flows may be significantly different than the estimates, as actual future quantities of recoverable gold and silver, metal prices, operating and production costs, and the timing and capital costs of expansion and sustaining projects are each subject to significant risks and uncertainties. See Note 6 – Plant, Equipment, and Mine Development, Net for additional information.

Mineral properties

Mineral properties are tangible assets recorded at cost and include royalty interests, asset retirement costs, and land and mineral rights to explore and extract minerals from properties. Once a property is in the production phase, mineral property costs are amortized using the units-of-production method based upon the estimated recoverable gold ounces in proven and probable reserves at such properties. Costs to maintain mineral properties are expensed in the period they are incurred. As of March 31, 2020 and December 31, 2019, there was no value assigned to mineral properties as the value had been written-down to $0 in previous periods.

Asset retirement obligation

The Company’s mining and exploration activities are subject to various federal and state laws and regulations governing the protection of the environment. The Company’s asset retirement obligation (“ARO”), consisting of estimated future mine reclamation and closure costs, may increase or decrease significantly in the future as a result of changes in regulations, mine plans, estimates, or other factors. The Company’s ARO relates to its operating property, the Hycroft Mine, and was recognized as a liability at fair value in the period incurred. An ARO, which is initially estimated based on discounted cash flow estimates, is accreted to full value over time through charges to Accretion expense in the consolidated statements of operations. Resultant ARO cost assets (recorded in Mineral properties, net on the consolidated balance sheets) are depreciated on a straight-line method over the related long-lived asset’s useful life. The Company’s ARO is adjusted annually, or more frequently if necessary, to reflect changes in the estimated present value resulting from revisions to the timing or amount of reclamation and closure costs.

Derivative instruments

The fair value of the Company’s derivative instruments is reflected as liabilities on the consolidated balance sheets. The Company does not hold derivative instruments for trading purposes.

Derivative Instruments Not Designated as Hedges

Previous equity stockholders of the Company received warrants with a seven-year term that represent 17.5% of the outstanding new common shares. These warrants were accounted for as a derivative instrument and included in Other liabilities, non-current on the consolidated balance sheets at fair value with periodic changes in fair value included in Other, net in the consolidated statements of operations. During the three months ended March 31, 2020 and 2019 there were no adjustments recorded as a result of no change in the fair value.

See Note 10 - Stockholders’ Equity and Note 15 – Fair Value Measurements for additional information on the Company’s derivative instruments.

Treasury Stock

The Company records repurchases of common shares as Treasury stock at cost.

Revenue recognition

When actively operating, the Company recognizes revenue on gold and silver sales. During the year ended December 31, 2019, the Company began actively operating the Hycroft Mine and, as such, gold and silver sales in 2020 and 2019 were recorded as Revenue. For the three months ended March 31, 2020, 93% of the Company’s gold and silver sales were attributable to gold sales. There were no gold or silver sales during the three months ended March 31, 2019.

The Company recognizes revenue for gold and silver production when it satisfies the performance obligation of transferring gold inventory to the customer, which generally occurs when the refiner notifies the customer that gold has been credited or irrevocably pledged to their account at which point the customer obtains the ability to direct the use and obtain substantially all of the remaining benefits of ownership of the asset. The transaction amount is determined based on the agreed upon market price and the number of ounces delivered. Concurrently, the payment date is agreed upon, which is usually within one week. All sales are final.

Stock-Based Compensation

Stock-based compensation costs for eligible employees are measured at fair value on the date of grant and charged to expense over the requisite service period. The fair value of awards is determined using the stock price on either the date of grant (if subject only to service conditions) or the date that the Compensation Committee of the Board of Directors establishes applicable performance targets (if subject to performance conditions). The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods through the final vesting date. See Note 12 - Stock-Based Compensation for additional information.

Phantom shares

Non-employee members of the Company’s board of directors receive phantom shares of stock pursuant to a Non-Employee Director Phantom Stock Plan. For grants issued during the years ended 2015 and 2016, the cash payment is equal to the fair market value of one share of common stock of the Company at the date of payment. Under the grant agreements, each phantom share vests on the date of grant and entitles the participant to a cash payment. For grants issued during 2020, 2019 and 2018, the cash payment is equal to the greater of the (1) grant date value and (2) the fair market value of one share of common stock of the Company at the date of payment. The fair market value at date of grant of the phantom shares was based upon the valuation of the Company determined in the bankruptcy process. During the three months ended March 31, 2020 and 2019, the Company recorded $0.3 million and $0.5 million, respectively, in compensation expense related to the vesting of the phantom shares granted during each respective period, which are included in General and administrative on the consolidated statements of operations. See Note 15 – Fair Value Measurements for additional information.

Reorganization items, net

Expenses directly associated with finalizing the Chapter 11 cases before the Bankruptcy Court are reported as Reorganization items, net in the consolidated statements of operations. The Company incurred legal and professional fees of $0 and $0.3 million for the three months ended March 31, 2020 and 2019, respectively. As of December 31, 2019, all bankruptcy claims had been settled.

Income taxes

The Company accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset for the Company, as measured by the statutory tax rates in effect at the anticipated time of reversal. The Company derives its deferred income tax provision or benefit by recording the change in either the net deferred income tax liability or asset balance for the year. See Note 13 – Income Taxes for additional information.

The Company’s deferred income tax assets include certain future tax benefits. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. Evidence evaluated includes past operating results, forecasted earnings, estimated future taxable income, and prudent and feasible tax planning strategies. The assumptions utilized in determining future taxable income require significant judgment and are consistent with the plans and estimates used to manage the underlying business.

As necessary, the Company also provides reserves against the benefits of uncertain tax positions taken on its tax filings. The necessity for and amount of a reserve is established by determining, based on the weight of available evidence, the amount of benefit which is more likely than not to be sustained upon audit for each uncertain tax position. The difference, if any, between the full benefit recorded on the tax return and the amount more likely than not to be sustained is recorded as a liability on the Company’s consolidated balance sheets unless the additional tax expense that would result from the disallowance of the tax position can be offset by a net operating loss, a similar tax loss, or a tax credit carryforward. In that case, the reserve is recorded as a reduction to the deferred tax asset associated with the applicable net operating loss, similar tax loss, or tax credit carryforward.

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”), which supersedes current revenue recognition requirements and industry-specific guidance. The codification was amended through additional ASUs and, as amended, requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. The Company’s only revenue stream is from the sale of precious metals, which is scoped into ASU 2014‑09.

The Company adopted ASU 2014‑09 on January 1, 2019 using a modified retrospective approach. As there were no unfulfilled contracts outstanding as of December 31, 2018, there was no cumulative effect adjustment required to be recognized at January 1, 2019.

In February 2016, the FASB issued ASU No. 2016‑02, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2020, including interim periods within the year. A modified retrospective transition approach is required to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is evaluating the potential impact on its Consolidated Financial Statements.

In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016‑18”), which requires companies to include restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016‑18 was adopted on January 1, 2019 on a retrospective basis. The adoption of ASU 2016‑18 did not have a material impact on our statements of cash flows for the periods presented.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018‑13”), which amends the disclosure requirements for fair value measurements in Topic 820 based on the considerations of costs and benefits. Under ASU 2018‑13, certain disclosures were eliminated, while others were modified and there were some additions. The Company adopted ASU 2018‑13 on January 1, 2020, but it did not affect the financial statement disclosures.

2. Summary of Significant Accounting Policies

Basis of presentation

The Consolidated Financial  Statements  of the Company  have been prepared  in accordance  with U.S. generally accepted accounting  principles (“GAAP”). Certain amounts  in the 2018 Consolidated Financial Statements  have been reclassified to conform  to the 2019 presentation. References to “$” refers to United States dollars.

Going concern

The Consolidated Financial  Statements  of the Company  have been prepared  on a “going concern” basis, which means that the continuation of the Company  is presumed even though  events and conditions exist that, when considered in the aggregate, raise substantial doubt  about the Company’s ability to continue as a going concern because it is probable  that, without additional capital injections, the Company  will be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.

On March 10, 2015, the Company  filed voluntary  petitions for relief under Chapter  11 of Title 11 of the United  States Code with the United  States Bankruptcy Court  for the District  of Delaware  (the “Bankruptcy Court”) in an effort to recapitalize the Company’s balance sheet by reducing its debt balances while concurrently  providing additional liquidity. The Company  continued  to operate and produce gold and silver at its Hycroft Mine during the bankruptcy process. However, on July 8, 2015, the Company announced that it had suspended mining operations to maximize cash flow and minimize spending through the remainder of the Chapter  11 process. Effective October 22, 2015 (the “Effective Date”),  the Company  completed its financial restructuring process and emerged from bankruptcy.

From July 2015 through  December 31, 2016, the Company produced gold and silver from its leach pads, actively running its processing facilities. The operation went into a care and maintenance mode as of January  1, 2017 when the Company  stopped  adding lime to the leach pads and wrote-down  the remaining gold and silver on the leach pads to $0 due to the inability to economically recover the metal. As a result of going into care and maintenance, gold and silver production became a byproduct of maintaining the Hycroft Mine. Beginning January  1, 2017, the Company  recorded all metal sales as a reduction  to Care and maintenance, net in the consolidated statements  of operations (see Note 12 — Gold and Silver Sales). The Company  did not generate sufficient cash flow from its operations during 2018 to cover its operating  costs, general and administrative costs, and the development  costs related to the feasibility of its sulfide expansion project and was reliant upon additional debt funding to continue operations.

During 2019, the Company  restarted  open pit mining at the Hycroft Mine, and produced  and sold gold and silver. However, based on the financial results for the year ended December 31, 2019, the significant debt burden and the need for additional cash to expand the operations, the Company  believes its operations cannot currently generate enough cash to make scheduled principal and interest payments required by its debt obligations  and/or  cover operating  and general and administrative costs necessary to operate the Company.  These conditions  raise substantial doubt  about the Company’s ability to continue as a going concern, since the Company  is reliant on receiving future cash flows from financing activities to meet its obligations.  While the Company  has entered into a purchase agreement with MUDS, (the “MUDS transaction”) (as discussed in Note 21 — Subsequent Events) the MUDS  transaction has yet to close and is subject to customary  and other closing conditions,  including regulatory  approvals  and receipt of approvals from MUDS  and Hycroft stockholders.

The ability to continue as a going concern is contingent  upon the Company’s ability to expand mining operations to an economic level and to refinance its existing debt obligations,  which the MUDS  transaction is designed to support.  During August 2019, M3 Engineering and Technology Corp. in association  with SRK Consulting  US and the Company  completed a feasibility study (the “2019 Hycroft Technical Report”). The 2019 Hycroft Technical Report  projects the economic viability and potential  future cash flows for the Hycroft Mine when mining operations expand.

As part of the 2019 restart of mining operations, existing equipment  was re-commissioned,  including haul trucks, shovels and a loader, upgrades were made to the crushing system and new leach pad space was added  to the existing leach pads.  The 2019 restart  of mining operations through  December  31, 2019 was funded by the issuance of $72.0 million in Senior Secured Notes due June 30, 2020 (the “1.25 Lien Notes”), discussed below. Additional short-term funding continues to be required.  See Note 21 — Subsequent Events for more information. The Company  plans to refinance its existing debt obligations  and obtain  the funds necessary to expand its mining operations with the proceeds from the MUDS  transaction.

These Consolidated Financial  Statements  do not include any adjustments related to the recoverability and classification of recorded assets or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

Use of estimates

The preparation of the Company’s Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these Consolidated Financial Statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to recoverable gold and silver on the leach pads and in-process inventories; the useful lives of long-lived assets; probabilities of future expansion projects; environmental reclamation and closure costs; deferred taxes and related valuation allowances; and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these Consolidated Financial Statements, and such differences could be material.

Principles of consolidation

The Consolidated Financial Statements include the accounts of HMC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Cash

Cash and cash equivalents have historically consisted of cash balances and highly liquid investments with an original maturity of three months or less. The Company has not experienced any losses on cash balances and believes that no significant risk of loss exists with respect to its cash. As of December 31, 2019 and 2018, the Company held no cash equivalents. Restricted cash is excluded from cash and is listed separately on the consolidated balance sheets. See Note 5 – Restricted Cash for additional information.

Ore on leach pads and inventories

The Company’s production-related inventories include: ore on leach pads; in-process inventories; and doré finished goods. Production-related inventories are carried at the lower of average cost or net realizable value. Cost includes mining (ore and waste); processing; refining costs incurred during production stages, and mine site overhead and depreciation and amortization relating to mining and processing operations. Net realizable value represents the estimated future sales price of production-related inventory quantities computed using the London Bullion Market Association’s (“LBMA”) quoted period-end metal prices, less any further estimated processing, refining, and selling costs. Losses that result from the application of the lower of cost or net realizable value accounting policy are recorded as a component of Cost of sales in the consolidated statements of operations. See Note 3 - Inventories for additional information.

The recovery of gold and silver at the Hycroft Mine is accomplished through a heap leaching process, the nature of which limits the Company’s ability to precisely determine the recoverable gold ounces in ore on leach pads. The Company estimates the quantity of recoverable gold ounces in ore on leach pads using surveyed volumes of material, ore grades determined through sampling and assaying of blastholes, crushed ore sampling, solution sampling, and estimated recovery percentages based on ore type and domain. The estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore gold contents to the actual gold ounces recovered (metallurgical balancing). Changes in recovery rate estimates from metallurgical balancing that do not result in write-downs are accounted for on a prospective basis. If a write-down is required, production-related inventories would be adjusted to net realizable value and recorded as a component of Cost of sales in the consolidated statements of operations. See Note 3 – Inventories for additional information.

Ore on leach pads

Ore on leach pads represents ore that is being treated with a chemical solution to dissolve the contained gold. Costs are added to ore on leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. As gold-bearing materials are further processed, costs are transferred from ore on leach pads at an average cost per estimated recoverable ounce of gold to in-process inventories.

In-process inventories

In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe or carbon in column processing method. As gold ounces are recovered using the Merrill-Crowe process, costs are transferred from in-process inventories at an average cost per ounce of gold to doré finished goods inventory. In-process inventories are valued at the average cost of the material fed into the process, plus the in-process conversion costs, including applicable depreciation and amortization relating to the process facilities incurred to that point in the process.

Precious metals inventory

Precious metals inventory consists of doré containing both gold and silver. While operations are actively producing gold and silver, and as the Company sells its in-process inventories, costs are recognized in Production costs in the consolidated statements of operations at an average cost per gold ounce sold. While the Hycroft Mine is in care and maintenance, costs to maintain the mine are recognized in Care and maintenance, net in the consolidated statements of operations as incurred.

Materials and supplies

Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.

Fair value measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements, defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis;

Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain financial instruments, including cash, prepaids and other, accounts payable, and other liabilities are carried at cost, which approximates their fair value due to the short-term nature of these instruments.

Plant, equipment, and mine development

Expenditures for new facilities and equipment, and expenditures that extend the useful lives or increase the capacity of existing facilities or equipment are capitalized and recorded at cost. Such costs are depreciated using either the straight-line method over the estimated productive lives of such assets or using the units-of-production method (when actively operating) at rates sufficient to depreciate such costs over the estimated proven and probable reserves as gold ounces are recovered. See Note 6 – Plant, Equipment, and Mine Development, Net for additional information.

Mine development

Mine development costs include the cost of engineering and metallurgical studies, drilling and assaying costs to delineate an ore body, environmental costs and the building of infrastructure. Additionally, interest is capitalized to mine development until such assets are ready for their intended use. Any of the above costs incurred before mineralization is classified as proven and probable reserves are expensed. During the second half of 2019, the Company established proven and probable reserves.

Drilling, engineering, metallurgical, and other related costs are capitalized for an ore body where proven and probable reserves exist and the activities are directed at obtaining additional information on the ore body, converting non-reserve mineralization to proven and probable reserves, infrastructure planning, or supporting the environmental impact statement. All other drilling costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to inventory costs to be included as a component of Total cost of sales on the consolidated statements of operations.

Mine development costs are amortized using the units-of-production method based upon estimated recoverable ounces in proven and probable reserves. To the extent such capitalized costs benefit an entire ore body, they are amortized over the estimated life of that ore body. Capitalized costs that benefit specific ore blocks or areas are amortized over the estimated life of that specific ore block or area. Recoverable ounces are determined by the Company based upon its proven and probable reserves and estimated metal recoveries associated with those reserves.

Impairment of long-lived assets

The Company’s long-lived assets consist of plant, equipment and mine development. The Company reviews and evaluates its long-lived assets for recoverability annually and at interim periods if triggering events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Events that may trigger a test for recoverability include, but are not limited to, significant adverse changes to projected revenues, costs, or future expansion plans or changes to federal and state regulations (with which the Company must comply) that may adversely impact the Company’s current or future operations. An impairment is determined to exist if the total projected future cash flows on an undiscounted basis are less than the carrying amount of a long-lived asset group. An impairment loss is measured and recorded based on the excess carrying value of the impaired long-lived asset group over fair value.

To determine fair value, the Company uses a discounted cash flow model based on quantities of estimated recoverable minerals and incorporates projections and probabilities involving metal prices (considering current and historical prices, price trends, and related factors), production levels, operating and production costs, and the timing and capital costs of expansion and sustaining projects, all of which are based on life-of-mine plans. The term “recoverable minerals” refers to the estimated amount of gold and silver that will be sold after taking into account losses during ore processing and treatment. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. The Company’s estimates of future cash flows are based on numerous assumptions, which are consistent or reasonable in relation to internal budgets and projections, and actual future cash flows may be significantly different than the estimates, as actual future quantities of recoverable gold and silver, metal prices, operating and production costs, and the timing and capital costs of expansion and sustaining projects are each subject to significant risks and uncertainties. See Note 6 – Plant, Equipment, and Mine Development, Net for additional information.

Mineral properties

Mineral properties are tangible assets recorded at cost and include royalty interests, asset retirement costs, and land and mineral rights to explore and extract minerals from properties. Once a property is in the production phase, mineral property costs are amortized using the units-of-production method based upon the estimated recoverable gold ounces in proven and probable reserves at such properties. Costs to maintain mineral properties are expensed in the period they are incurred. As of December 31, 2019 and 2018, there was no value assigned to mineral properties as the value had been written-down to $0 in previous periods.

Asset retirement obligation

The Company’s mining and exploration activities are subject to various federal and state laws and regulations governing the protection of the environment. The Company’s asset retirement obligation (“ARO”), consisting of estimated future mine reclamation and closure costs, may increase or decrease significantly in the future as a result of changes in regulations, mine plans, estimates, or other factors. The Company’s ARO relates to its operating property, the Hycroft Mine, and was recognized as a liability at fair value in the period incurred. An ARO, which is initially estimated based on discounted cash flow estimates, is accreted to full value over time through charges to Accretion expense in the consolidated statements of operations. Resultant ARO cost assets (recorded in Mineral properties, net on the consolidated balance sheets) are depreciated on a straight-line method over the related long-lived asset’s useful life. The Company’s ARO is adjusted annually, or more frequently if necessary, to reflect changes in the estimated present value resulting from revisions to the timing or amount of reclamation and closure costs.

Derivative instruments

The fair value of the Company’s derivative instruments is reflected as liabilities on the consolidated balance sheets. The Company does not hold derivative instruments for trading purposes.

Derivative Instruments Not Designated as Hedges

Previous equity stockholders of the Company received warrants with a seven-year term that represent 17.5% of the outstanding new common shares. These warrants were accounted for as a derivative instrument and included in Other liabilities, non-current on the consolidated balance sheets at fair value with periodic changes in fair value included in Other, net in the consolidated statements of operations. During the years ended December 31, 2019 and 2018 there were no adjustments recorded as a result of no change in the fair value.

See Note 11 - Stockholders’ Equity and Note 16 – Fair Value Measurements for additional information on the Company’s derivative instruments.

Treasury Stock

The Company records repurchases of common shares as Treasury stock at cost.

Revenue recognition

When actively operating, the Company recognizes revenue on gold and silver sales. During the year ended December 31, 2019, the Company began actively operating the Hycroft Mine and, as such, recorded gold and silver sales as Revenue. When in care and maintenance, gold and silver sales are recorded as a reduction to Care and maintenance, net on the consolidated statements of operations. During 2018, the Hycroft Mine was in care and maintenance and, as a result, all gold and silver sales were recorded as a reduction to Care and maintenance, net. For 2019 and 2018, 93% and 99%, respectively, of the Company's gold and silver sales were attributable to gold sales.

The Company recognizes revenue for gold and silver production when it satisfies the performance obligation of transferring gold inventory to the customer, which generally occurs when the refiner notifies the customer that gold has been credited or irrevocably pledged to their account at which point the customer obtains the ability to direct the use and obtain substantially all of the remaining benefits of ownership of the asset. The transaction amount is determined based on the agreed upon market price and the number of ounces delivered. Concurrently, the payment date is agreed upon, which is usually within one week. All sales are final.

Stock-Based Compensation

Stock-based compensation costs for eligible employees are measured at fair value on the date of grant and charged to expense over the requisite service period. The fair value of awards is determined using the stock price on either the date of grant (if subject only to service conditions) or the date that the Compensation Committee of the Board of Directors establishes applicable performance targets (if subject to performance conditions). The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods through the final vesting date. See Note 13 - Stock-Based Compensation for additional information.

Phantom shares

Non-employee members of the Company’s board of directors receive phantom shares of stock pursuant to a Non-Employee Director Phantom Stock Plan. For grants issued during the years ended 2015 and 2016, the cash payment is equal to the fair market value of one share of common stock of the Company at the date of payment. Under the grant agreements, each phantom share vests on the date of grant and entitles the participant to a cash payment. For grants issued during 2019 and 2018, the cash payment is equal to the greater of the (1) grant date value and (2) the fair market value of one share of common stock of the Company at the date of payment. The fair market value at date of grant of the phantom shares was based upon the valuation of the Company determined in the bankruptcy process. During the twelve months ended December 31, 2019, the Company recorded a $0.2 million increase in the value of phantom shares granted in 2015 and 2016, which is included in General and administrative on the consolidated statements of operations and increased the compensation expense in 2019. During the twelve months ended December 31, 2018, the Company recorded a $0.4 million decrease in the value of phantom shares granted in 2015 and 2016, which is included in General and administrative on the consolidated statements of operations and decreased the compensation expense in 2018. For the twelve months ended December 31, 2019 and 2018 the Company recognized $0.5 million in each period in compensation expense related to the vesting of the phantom shares granted during each respective period, which are included in General and administrative on the consolidated statements of operations. See Note 16 – Fair Value Measurements for additional information.

Reorganization items, net

Expenses directly associated with finalizing the Chapter 11 cases before the Bankruptcy Court are reported as Reorganization items, net in the consolidated statements of operations. The Company incurred legal and professional fees of $0.9 million and $0.4 million for the years ended December 31, 2019 and 2018, respectively.

Income taxes

The Company accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset for the Company, as measured by the statutory tax rates in effect at the anticipated time of reversal. The Company derives its deferred income tax provision or benefit by recording the change in either the net deferred income tax liability or asset balance for the year. See Note 14 – Income Taxes for additional information.

The Company’s deferred income tax assets include certain future tax benefits. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. Evidence evaluated includes past operating results, forecasted earnings, estimated future taxable income, and prudent and feasible tax planning strategies. The assumptions utilized in determining future taxable income require significant judgment and are consistent with the plans and estimates used to manage the underlying business.

As necessary, the Company also provides reserves against the benefits of uncertain tax positions taken on its tax filings. The necessity for and amount of a reserve is established by determining, based on the weight of available evidence, the amount of benefit which is more likely than not to be sustained upon audit for each uncertain tax position. The difference, if any, between the full benefit recorded on the tax return and the amount more likely than not to be sustained is recorded as a liability on the Company’s consolidated balance sheets unless the additional tax expense that would result from the disallowance of the tax position can be offset by a net operating loss, a similar tax loss, or a tax credit carryforward. In that case, the reserve is recorded as a reduction to the deferred tax asset associated with the applicable net operating loss, similar tax loss, or tax credit carryforward.

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”), which supersedes current revenue recognition requirements and industry-specific guidance. The codification was amended through additional ASUs and, as amended, requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. The Company’s only revenue stream is from the sale of precious metals, which is scoped into ASU 2014‑09.

The Company adopted ASU 2014‑09 on January 1, 2019 using a modified retrospective approach. As there were no unfulfilled contracts outstanding as of December 31, 2018, there was no cumulative effect adjustment required to be recognized at January 1, 2019.

In February 2016, the FASB issued ASU No. 2016‑02, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2020, including interim periods within the year. A modified retrospective transition approach is required to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is evaluating the potential impact on its Consolidated Financial Statements.

In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016‑18”), which requires companies to include restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016‑18 was adopted on January 1, 2019 on a retrospective basis. The adoption of ASU 2016-18 eliminated the activity related to transfers between cash and restricted cash for the twelve months ended December 31, 2018. The adoption of ASU 2016‑18 did not have a material impact on our statements of cash flows for the periods presented.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018‑13”), which amends the disclosure requirements for fair value measurements in Topic 820 based on the considerations of costs and benefits. Under ASU 2018‑13, certain disclosures were eliminated, while others were modified and there were some additions. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. The Company will adopt ASU 2018‑13 in 2020, but will not have a material effect on the financial statement disclosures.